STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Share Subscription Receivable	Retained Earnings	Total
Balance at Aug. 31, 2014	$ 114,098	$ (98,758)	$ (2,500)	$ (47,383)	$ (34,543)
Balance (in shares) at Aug. 31, 2014	114,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(164)	(164)
Balance at Aug. 31, 2015	$ 114,098	(98,758)	(2,500)	(47,547)	(34,707)
Balance (in shares) at Aug. 31, 2015	114,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for acquisition of intellectual property	$ 40,000	(40,000)
Common stock issued for acquisition of intellectual property (in shares)	40,000,000
Common stock cancellation	$ (80,000)	80,000
Common stock cancellation (in shares)	(80,000,000)
Contributed capital		37,557			37,557
Founder's shares subscription reversed			$ 2,500		2,500
Stock options		72,309			72,309
Net loss				(168,323)	(168,323)
Balance at Aug. 31, 2016	$ 74,098	51,108		(215,870)	$ (90,664)
Balance (in shares) at Aug. 31, 2016	74,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for acquisition of intellectual property (in shares)					40,000,000
Common stock and warrants issued	$ 4,105	4,715,268			$ 4,719,373
Common stock and warrants issued (in shares)	4,104,998
Common stock issued for exercise of warrants	$ 1,152	1,438,848			1,440,000
Common stock issued for exercise of warrants (in shares)	1,152,000
Common stock issued for services	$ 10,894	13,902,182			13,913,076
Common stock issued for services (in shares)	10,894,480
Conversion of related party loans to common shares	$ 340	$ 574,058			$ 574,398
Conversion of related party loans to common shares (in shares)	339,880
Stock options issued to employees		16,234,692			16,234,692
Stock warrants issued for services		$ 228,661			$ 228,661
Net loss				(36,912,959)	(36,912,959)
Balance at Aug. 31, 2017	$ 90,589	$ 37,144,817		$ (37,128,829)	$ 106,577
Balance (in shares) at Aug. 31, 2017	90,589,154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for acquisition of intellectual property (in shares)					40,000,000
Common stock and warrants issued	$ 484,000
Common stock and warrants issued (in shares)	431,080
Conversion of related party loans to common shares	$ 780,742
Conversion of related party loans to common shares (in shares)	634,055
Net loss					$ (10,056,696)
Balance at Nov. 30, 2017					$ (4,951,113)